FAIR VALUE MEASUREMENTS - Assets, Liabilities And Expenses Measured At Fair Value (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022
Liabilities:
ARO liabilities	$ 2,198,064	$ 1,654,968	$ 2,252,996	$ 5,485,915
Nonrecurring
Asset:
Equity facility derivative asset	16,999	0	1,596
Liabilities:
ARO liabilities	2,198,064	1,654,968	2,252,996
Assignment of interest in certain properties	166,449
Embedded derivative liability	309,181	0	381,216
Expenses:
Stock-based compensation	6,893,650	2,499,000
Nonrecurring | Level 3
Asset:
Equity facility derivative asset	16,999		1,596
Liabilities:
ARO liabilities	2,198,064	1,654,968	2,252,996
Assignment of interest in certain properties	166,449
Embedded derivative liability	309,181		$ 381,216
Expenses:
Stock-based compensation	$ 6,893,650	$ 2,499,000